UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-23C-1


                       STATEMENT BY REGISTERED CLOSED-END
             INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
       SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH


   (See rules and instructions on the back of this form. If acknowledgement is desired, file this form with the Commission in triplicate.)

               REPORT FOR THE CALENDAR MONTH ENDED August 2000

                    Combined Penny Stock Fund, Inc. ("CPSF")
               (Name of registered closed-end investment company)


                                             Approximate Asset
                                             Value or Approximate  Name of
Date of                    Number of  Price  Asset Coverage Per    Seller or
Each        Identification  Shares    Per    Share at the Time     of Seller's
Transaction  of Security   Purchased  Share  of Purchase           Broker

08/21/00         CPSF       400,000   .029         .029           MH Meyerson




REMARKS:                                     Combined Penny Stock Fund, Inc.
                                                  (Name of Registrant)

                                           By:   /s/ John R. Overturf, Jr.
                                                       (Name)

Date of Statement:  September 6, 2000                 President
                                                       (Title)